Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended
	Jul. 01, 2021	Mar. 31, 2023
Initial Public Offering (Details) [Line Items]
Number of units sold		2,250,000
Redeemable warrant		1
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold		17,250,000
Purchase price, per unit (in Dollars per share)	$ 10
Gross proceeds from sale of units (in Dollars)	$ 172.5
Public Warrants | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in a unit		1
Number of shares issuable per warrant		1
Warrant purchase one share		1
Exercise price of warrants (in Dollars per share)		$ 11.5